SCHEDULE OF SECURITY DEPOSIT (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Deposit Paid
- Factory site	$ 80,000	$ 80,000	$ 80,000